JPMorgan Tax Free Bond Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds (a) — 97.7%
Alabama — 1.4%
Black Belt Energy Gas District, Gas Project No. 8 Series 2022A, Rev., 4.00%, 12/1/2029 (b)	1,300	1,332
City of Trussville, Warrants Series 2018A, GO, 4.00%, 8/1/2032	25	26
Montgomery County Public Facilities Authority Rev., 5.00%, 3/1/2024 (c)	1,000	1,055
Montgomery Water Works & Sanitary Sewer Board Series 2019A, Rev., 4.00%, 9/1/2038	830	876
Southeast Alabama Gas Supply District (The), Project No. 1 Series 2018A, Rev., 4.00%, 4/1/2024 (b)	500	508
Southeast Energy Authority A Cooperative District, Project No. 2 Series 2021B, Rev., 4.00%, 12/1/2031 (b)	4,000	4,094
UAB Medicine Finance Authority
Series B-2, Rev., 3.50%, 9/1/2035	160	163
Series B-2, Rev., 5.00%, 9/1/2037	30	32
Total Alabama		8,086
Alaska — 0.3%
Alaska Housing Finance Corp., General Mortgage Series 2016A, Rev., 3.50%, 6/1/2046	355	359
Alaska Industrial Development and Export Authority, Tanana Chiefs Conference Project Series 2019A, Rev., 4.00%, 10/1/2044	1,500	1,506
Total Alaska		1,865
Arizona — 2.4%
Arizona Industrial Development Authority, Aliante & Skye Canyon Campus Project Series 2021A, Rev., 4.00%, 12/15/2051 (d)	350	305
Arizona Industrial Development Authority, Children's National Medical Center Series 2020A, Rev., 3.00%, 9/1/2050	2,600	2,071
Arizona Industrial Development Authority, Doral Academy of Northern Nevada Project Series 2021A, Rev., 4.00%, 7/15/2051 (d)	250	211
Arizona Industrial Development Authority, Equitable School Revolving Fund LLC Series 2021A, Rev., 4.00%, 11/1/2046	1,300	1,264
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project Series 2019A, Rev., 4.50%, 1/1/2049	4,000	2,609
Arizona Industrial Development Authority, Macombs Facility Project Series 2021A, Rev., 4.00%, 7/1/2051	1,125	995
Arizona Industrial Development Authority, Phoenix Children's Hospital Series 2020A, Rev., 3.00%, 2/1/2045	1,000	843
Arizona Industrial Development Authority, Pinecrest Academy, Canyon Campus Project Rev., 5.00%, 7/15/2040 (d)	2,515	2,590
City of Phoenix Civic Improvement Corp., Civic Plaza Expansion Series 2005B, Rev., BHAC - CR, FGIC, 5.50%, 7/1/2036	125	158
City of Phoenix Civic Improvement Corp., Junior Lien, Airport System Series 2019A, Rev., 4.00%, 7/1/2049	50	51
County of Pinal Rev., 4.00%, 8/1/2036	50	53
Industrial Development Authority of the City of Phoenix (The)
Series 2018A, Rev., 5.00%, 7/1/2032	350	367
Series 2018A, Rev., 5.00%, 7/1/2033	150	157
Series 2018A, Rev., 5.00%, 7/1/2037	200	209
Industrial Development Authority of the County of Pima (The) Series 2021A, Rev., 4.00%, 4/1/2046	2,000	1,997
Maricopa County Special Health Care District Series 2018C, GO, 5.00%, 7/1/2033	10	11
Maricopa County Unified School District No. 11-Peoria GO, 4.00%, 7/1/2034	10	11
University of Arizona (The) Rev., 5.00%, 6/1/2033	40	43
Total Arizona		13,945
Arkansas — 0.1%
County of Pulaski, Arkansas Children's Hospital Rev., 5.00%, 3/1/2029	350	379
University of Arkansas, Student Fee, UALR Campus Rev., 5.00%, 10/1/2029	100	109
University of Arkansas, Various Facility Fayetteville Campus Series 2016A, Rev., 5.00%, 11/1/2037	185	201
University of Arkansas, Various Facility Monticello Campus Series 2017A, Rev., 5.00%, 12/1/2027	100	112
Total Arkansas		801
California — 7.4%
Alta Loma School District, Election of 2016 Series 2017A, GO, 5.00%, 8/1/2032	60	67

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Bay Area Toll Authority, Toll Bridge Series S-7, Rev., 4.00%, 4/1/2032	35	37
Calexico Unified School District
GO, 4.00%, 8/1/2040	1,585	1,619
GO, 4.00%, 8/1/2041	1,745	1,782
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2029	110	121
Series 2020A, Rev., 4.00%, 6/1/2034	510	521
California Educational Facilities Authority, Claremont McKenna College Series 2015A, Rev., 4.00%, 1/1/2026 (c)	500	533
California Health Facilities Financing Authority, On Lok Senior Health Service Rev., 5.00%, 8/1/2050	1,000	1,082
California Health Facilities Financing Authority, Sutter Health Series 2016A, Rev., 5.00%, 11/15/2025 (c)	250	275
California Municipal Finance Authority, Community Health System
Series 2021A, Rev., 3.00%, 2/1/2046	1,000	830
Series 2021A, Rev., 4.00%, 2/1/2051	365	361
California Public Finance Authority, Enso Village Project Series 2021A, Rev., 5.00%, 11/15/2051 (d)	500	497
California Public Finance Authority, Henry Mayo Newhall Hospital
Rev., 5.00%, 10/15/2037	500	527
Rev., 5.00%, 10/15/2047	1,000	1,031
California School Finance Authority, Green Dot Public School Projects
Series 2018A, Rev., 5.00%, 8/1/2022 (d)	80	80
Series 2018A, Rev., 5.00%, 8/1/2023 (d)	175	179
Series 2018A, Rev., 5.00%, 8/1/2024 (d)	160	166
Series 2018A, Rev., 5.00%, 8/1/2025 (d)	150	158
Series 2018A, Rev., 5.00%, 8/1/2026 (d)	150	159
Series 2018A, Rev., 5.00%, 8/1/2027 (d)	150	161
Series 2018A, Rev., 5.00%, 8/1/2028 (d)	190	204
California State University, Systemwide
Series 2019A, Rev., 5.00%, 11/1/2036	30	34
Series 2016A, Rev., 5.00%, 11/1/2041	45	49
Series 2017A, Rev., 5.00%, 11/1/2042	30	33
Series 2016A, Rev., 5.00%, 11/1/2045	25	27
California Statewide Communities Development Authority, Marin General Hospital Project
Series 2018A, Rev., 5.00%, 8/1/2024	45	48
Series 2018A, Rev., 4.00%, 8/1/2045	1,500	1,483
California Statewide Communities Development Authority, San Francisco Campus for Jewish Living Project Rev., 4.00%, 11/1/2051	1,150	1,168
City of Irvine 5.00%, 9/2/2027	15	17
City of Los Angeles Department of Airports, International Airport Subordinate
Series A, Rev., AMT, 5.00%, 5/15/2038	1,250	1,276
Series 2019E, Rev., AMT, 5.00%, 5/15/2039	155	174
Clovis Unified School District COP, 4.00%, 6/1/2028	150	163
County of Santa Clara, Campbell Union High School District
GO, 3.00%, 8/1/2030	620	625
GO, 3.00%, 8/1/2031	30	30
CSCDA Community Improvement Authority, Essential Housing, Oceanaire-Long Beach Series 2021A-2, Rev., 4.00%, 9/1/2056 (d)	2,115	1,890
CSCDA Community Improvement Authority, Essential Housing, Parallel-Anaheim Rev., 4.00%, 8/1/2056 (d)	1,500	1,329
CSCDA Community Improvement Authority, Essential Housing, Pasadena Portfolio Series 2021A-1, Rev., 2.65%, 12/1/2046 (d)	365	292

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
California — continued
Dixon Unified School District COP, 5.00%, 9/1/2027	10	11
East Bay Municipal Utility District Wastewater System Series 2015A-1, Rev., 5.00%, 6/1/2036	2,450	2,629
East Bay Municipal Utility District Water System Series B, Rev., 5.00%, 6/1/2033	515	556
Eastern Municipal Water District Financing Authority Series 2020A, Rev., 4.00%, 7/1/2037	450	475
Fontana Redevelopment Agency Successor Agency Series 2017A, Rev., 5.00%, 10/1/2025	50	55
Franklin-Mckinley School District Series A, GO, 4.00%, 8/1/2049	1,000	1,012
Fresno Joint Powers Financing Authority Series 2017A, Rev., AGM, 5.00%, 4/1/2026	100	110
Hartnell Community College District Series B, GO, 4.00%, 8/1/2036	430	449
Los Angeles Community College District Series F, GO, 5.00%, 8/1/2023 (c)	60	62
Los Angeles Department of Water & Power Series 2019D, Rev., 5.00%, 7/1/2038	35	40
Los Angeles Unified School District Series 2018B-1, GO, 5.00%, 7/1/2037	30	33
Millbrae Redevelopment Agency Successor Agency Rev., 4.00%, 8/1/2035	150	152
Moulton-Niguel Water District Rev., 5.00%, 9/1/2038	35	40
Mount San Antonio Community College District Series A, GO, 0.00%, 8/1/2043	7,150	7,223
Mountain View Shoreline Regional Park Community Series 2018A, Rev., AGM, 5.00%, 8/1/2034	25	28
Ontario Public Financing Authority, Civic Center Improvements Series 2022A, Rev., AGM, 5.00%, 11/1/2037 (e)	200	228
Orange County Water District Series 2017A, Rev., 5.00%, 8/15/2034	650	718
Rim of the World Unified School District Series 2010B, GO, AGM, Zero Coupon, 8/1/2039	25	13
Riverside Public Financing Authority, Riverside Pavement Rehabilitation Project COP, AGM, 5.00%, 6/1/2033	1,500	1,545
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2008 Series 2012E, GO, Zero Coupon, 7/1/2049	1,000	328
San Francisco City and County Public Utilities Commission Power
Series 2021A, Rev., 4.00%, 11/1/2038	1,000	1,055
Series 2021B, Rev., 4.00%, 11/1/2038	1,140	1,203
San Lorenzo Valley Unified School District, Election of 2020
Series 2020A, GO, 4.00%, 8/1/2045	1,000	1,015
Series 2020A, GO, 5.00%, 8/1/2050	2,505	2,735
Santa Clara Valley Transportation Authority, Sales Tax Series 2018A, Rev., 5.00%, 6/1/2024	30	32
Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo, Election of 2004 GO, Zero Coupon, 8/1/2023 (c)	2,450	1,147
State of California, Various Purpose GO, 5.00%, 11/1/2029	1,020	1,153
Total California		43,075
Colorado — 3.5%
Brighton Crossing Metropolitan District No. 6, Limited Tax Series 2020A, GO, 5.00%, 12/1/2050	670	632
Broadway Park North Metropolitan District No. 2, Limited Tax GO, 5.00%, 12/1/2049 (d)	650	642
City of Colorado Springs, Utilities System Improvement Series 2020A, Rev., 4.00%, 11/15/2050	350	360
Colorado Crossing Metropolitan District No. 2, Limited Tax Series 2020A-2, GO, 5.00%, 12/1/2050	2,000	1,817
Colorado Educational and Cultural Facilities Authority, Aspen View Academy Project Rev., 4.00%, 5/1/2051	175	152
Colorado Educational and Cultural Facilities Authority, Global Village Academy Northglenn Project Rev., 5.00%, 12/1/2050 (d)	740	682
Colorado Health Facilities Authority, Children's Hospital Colorado Project Series C, Rev., 5.00%, 12/1/2027	160	173
Colorado Health Facilities Authority, Commonspirit Health Series 2019A-2, Rev., 4.00%, 8/1/2049	2,500	2,440
Colorado Health Facilities Authority, Parkview Medical Center, Inc., Project
Rev., 5.00%, 9/1/2026	200	219
Series 2020A, Rev., 4.00%, 9/1/2050	675	645
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	1,095	1,093
County of Adams COP, 4.00%, 12/1/2040	2,815	2,872
County of El Paso, The Colorado College Project Series 2020A, Rev., 5.00%, 6/1/2031	100	116

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Colorado — continued
Denver Health and Hospital Authority
Series 2019A, Rev., 4.00%, 12/1/2040	1,635	1,636
Series A, Rev., 5.25%, 12/1/2045	1,000	1,019
Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	1,000	1,130
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.25%, 12/1/2050	1,000	945
State of Colorado Series 2018A, COP, 5.00%, 9/1/2031	20	23
State of Colorado Department of Transportation Headquarters Facilities, Headquarters Facilities Lease Purchase Agreement COP, 5.00%, 6/15/2041	1,000	1,079
Transport Metropolitan District No. 3, Limited Tax
Series 2021A-1, GO, 5.00%, 12/1/2041	1,700	1,731
Series 2021A-1, GO, 5.00%, 12/1/2051	1,000	990
Vauxmont Metropolitan District, Subordinate Convertible Tax GO, AGM, 5.00%, 12/15/2025	150	164
Total Colorado		20,560
Connecticut — 1.0%
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Series A-1, Rev., 4.00%, 11/15/2045	40	41
Subseries A-1, Rev., 4.00%, 11/15/2047	180	184
Connecticut State Health and Educational Facilities Authority, Covenant Home, Inc.
Series B, Rev., 5.00%, 12/1/2025	1,000	1,055
Series 2020A, Rev., 5.00%, 7/1/2028	50	55
Connecticut State Health and Educational Facilities Authority, Sacred Heart University Series K, Rev., 4.00%, 7/1/2045	2,875	2,882
State of Connecticut
Series 2016D, GO, 5.00%, 8/15/2026	25	28
Series 2012G, GO, 4.00%, 10/15/2027	45	45
Series A, GO, 5.00%, 4/15/2029	150	166
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2016A, Rev., 5.00%, 9/1/2027	25	28
Series 2018B, Rev., 5.00%, 10/1/2033	55	62
Town of New Canaan
GO, 4.00%, 10/1/2036	240	253
GO, 4.00%, 10/1/2037	370	388
GO, 4.00%, 10/1/2039	100	103
Town of Stratford GO, 5.00%, 5/15/2028	245	275
University of Connecticut Series 2015A, Rev., 5.00%, 2/15/2028	15	16
Total Connecticut		5,581
Delaware — 1.5%
County of New Castle GO, 5.00%, 4/1/2027	25	28
Delaware State Economic Development Authority, Acts Retirement-Life Communities, Inc., Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	1,000	1,059
Delaware State Economic Development Authority, Newark Charter School, Inc., Project
Series A, Rev., 5.00%, 9/1/2036	500	521
Series A, Rev., 5.00%, 9/1/2046	500	516
Rev., 5.00%, 9/1/2050	1,500	1,572
Delaware State Economic Development Authority, St. Andrews School Project Rev., 4.00%, 7/1/2041	3,000	3,105
Delaware State Health Facilities Authority, Bayhealth Medical Center Project
Series 2017A, Rev., 4.00%, 7/1/2033	25	26

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Delaware — continued
Series 2017A, Rev., 4.00%, 7/1/2043	1,275	1,278
University of Delaware Series 2019A, Rev., 5.00%, 11/1/2045	500	605
Total Delaware		8,710
District of Columbia — 1.7%
District of Columbia
Series A, Rev., 6.00%, 7/1/2023 (c)	1,000	1,046
Rev., 5.00%, 4/1/2024 (c)	25	26
Series 2017B, Rev., 5.00%, 7/1/2027	30	32
Rev., 5.00%, 4/1/2030	15	16
Series 2017B, Rev., 5.00%, 7/1/2037	25	27
Rev., 4.00%, 7/1/2039	600	593
Series 2021A, Rev., 5.00%, 6/1/2041 (d)	250	260
Rev., 4.00%, 7/1/2044	1,240	1,198
Series 2020A, Rev., 5.00%, 6/1/2051 (d)	1,000	1,026
Metropolitan Washington Airports Authority Aviation
Series A, Rev., AMT, 5.00%, 10/1/2030	50	54
Series 2017A, Rev., AMT, 5.00%, 10/1/2032	415	450
Washington Metropolitan Area Transit Authority Series B, Rev., 5.00%, 7/1/2042	5,010	5,472
Total District of Columbia		10,200
Florida — 4.5%
City of Lakeland, Capital Improvement
Series 2021A, Rev., 5.00%, 10/1/2038	200	244
Series 2021A, Rev., 5.00%, 10/1/2039	275	338
Series 2021A, Rev., 5.00%, 10/1/2040	290	356
Series 2021A, Rev., 5.00%, 10/1/2041	200	246
City of Lauderhill, Water and Sewer System Rev., 4.00%, 10/1/2027	15	16
City of Leesburg, Electric System Rev., 5.00%, 10/1/2031	15	17
City of Miami Beach, Stormwater Rev., 4.00%, 9/1/2045	25	25
City of Pompano Beach, John Knox Village Project Series 2021A, Rev., 4.00%, 9/1/2051	3,400	3,019
City of Port St. Lucie, Utility System Rev., 5.00%, 9/1/2028	25	28
City of South Miami Health Facilities Authority, Inc., Baptist Health South Florida Obligated Group
Rev., 5.00%, 8/15/2026	140	154
Rev., 4.00%, 8/15/2042	20	20
City of Tallahassee, Utility System Rev., 5.00%, 10/1/2023	10	10
City of Tampa, H. Lee Moffitt Cancer Center Project Series 2020B, Rev., 5.00%, 7/1/2050	2,790	2,993
City of Tampa, The University of Tampa Project Series 2020A, Rev., 4.00%, 4/1/2050	2,000	1,925
County of Hillsborough, Parks and Recreation Program GO, NATL - RE, 5.25%, 7/1/2025	2,415	2,557
County of Miami-Dade, Subordinate Special Obligation Rev., 4.00%, 10/1/2040	105	108
County of Sarasota, Utility System
Series 2019A, Rev., 5.00%, 10/1/2038	25	28
Series 2016A, Rev., 4.00%, 10/1/2043	65	66
Florida Atlantic University Finance Corp. Series 2019A, Rev., 5.00%, 7/1/2031	15	17
Florida Department of Management Services Series 2021A, COP, 5.00%, 11/1/2033	1,250	1,468
Florida Development Finance Corp.
Series 2021A, Rev., 4.00%, 6/1/2041 (d)	2,325	2,014
Series 2022A, Rev., 4.00%, 6/15/2042	1,500	1,393

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Florida — continued
Series 2022A-1, Rev., 5.00%, 7/1/2051	195	201
Series 2022B, Rev., 5.00%, 7/1/2051 (e)	325	317
Florida Governmental Utility Authority
Rev., AGM, 4.00%, 10/1/2034	400	424
Rev., AGM, 4.00%, 10/1/2035	1,000	1,059
Rev., AGM, 4.00%, 10/1/2036	370	388
Florida Gulf Coast University Financing Corp.
Series 2020A, Rev., 4.00%, 2/1/2035	300	306
Series 2020A, Rev., 4.00%, 2/1/2038	535	543
Florida Gulf Coast University Financing Corp., Housing Project Series 2020A, Rev., 4.00%, 2/1/2037	730	743
Florida Higher Educational Facilities Financial Authority Rev., 5.00%, 11/1/2026	125	137
Florida Municipal Power Agency
Series 2021A, Rev., 5.00%, 10/1/2023	60	62
Series 2016A, Rev., 5.00%, 10/1/2026	25	28
Florida State Board of Governors Florida International University Dormitory Rev Series 2021A, Rev., 4.00%, 7/1/2032	65	70
Florida State University Housing Facility Series 2015A, Rev., 4.00%, 5/1/2034	30	31
Miami-Dade County Health Facilities Authority Series 2021A, Rev., 4.00%, 8/1/2051	2,000	1,968
Monroe County School District
Series 2018A, COP, 5.00%, 6/1/2030	150	168
Series 2018A, COP, 5.00%, 6/1/2032	100	111
Series 2018A, COP, 5.00%, 6/1/2034	40	44
Orange County Convention Center, Tourist Development Tax Series 2016A, Rev., 4.00%, 10/1/2036	40	41
Orange County Health Facilities Authority, Orlando Health Obligated Group Series B, Rev., 4.00%, 10/1/2045	215	216
State of Florida Department of Transportation Turnpike System Series 2018A, Rev., 5.00%, 7/1/2033	55	63
Volusia County Educational Facility Authority, Embry Riddle Aeronautical University, Inc., Project
Series 2020A, Rev., 4.00%, 10/15/2037	725	734
Series 2020A, Rev., 4.00%, 10/15/2038	750	758
Series 2020A, Rev., 4.00%, 10/15/2039	1,020	1,029
Total Florida		26,483
Georgia — 3.3%
Carroll City-County Hospital Authority, Tanner Medical Center Project Rev., 4.00%, 7/1/2050	1,450	1,442
City of Bainbridge, Combined Utility Rev., 4.00%, 12/1/2046	1,000	1,021
Dalton Whitfield County Joint Development Authority, Hamilton Health Care System Rev., 4.00%, 8/15/2041	1,000	1,013
Development Authority for Fulton County, WellStar Health System, Inc., Project Series 2020A, Rev., 4.00%, 4/1/2050	2,080	2,082
Downtown Development Authority of The City of Dalton Rev., NATL - RE, 5.50%, 8/15/2026	1,985	2,100
George L Smith II Congress Center Authority
Series 2021A, Rev., 4.00%, 1/1/2054	500	453
Series 2021B, Rev., 5.00%, 1/1/2054 (d)	1,145	1,098
Georgia Higher Education Facilities Authority Rev., 4.00%, 6/15/2038	2,000	2,053
Georgia Housing & Finance Authority Subseries A-1, Rev., AMT, 4.00%, 6/1/2044	45	46
Glynn-Brunswick Memorial Hospital Authority Rev., 4.00%, 8/1/2038	1,000	1,001
Main Street Natural Gas, Inc. Series 2019B, Rev., 4.00%, 12/2/2024 (b)	5,000	5,157
Private Colleges and Universities Authority, Emory University Series 2020B, Rev., 4.00%, 9/1/2041	750	772
Private Colleges and Universities Authority, Mercer University Project Rev., 4.00%, 10/1/2050	1,350	1,307
Total Georgia		19,545

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Hawaii — 0.4%
City & County Honolulu, Wastewater System Series 2019B, Rev., 5.00%, 7/1/2040	35	39
City & County of Honolulu Series A, GO, 5.00%, 10/1/2037	1,970	2,118
Total Hawaii		2,157
Idaho — 0.0% ^
Idaho Health Facilities Authority Series 2016ID, Rev., 5.00%, 12/1/2045	75	79
University of Idaho Series 2018A, Rev., 5.00%, 4/1/2035	5	5
Total Idaho		84
Illinois — 7.1%
Chicago O'Hare International Airport, General Airport, Senior Lien Series C, Rev., 5.00%, 1/1/2025	105	112
City of Evansville, Sewage Works Series 2018B, GO, 5.00%, 12/1/2024	25	27
City of Fairview Park GO, 4.00%, 12/1/2024	25	26
City of Rockford, Waterworks System Series 2018B, GO, 4.00%, 12/15/2022	105	106
Community Unit School District No. 427 DeKalb and Kane Counties Illinois, Limited Tax
Series 2021B, GO, 4.00%, 2/1/2040	455	471
Series 2021B, GO, 4.00%, 2/1/2041	465	481
Cook County Forest Preserve District, Limited Tax Series B, GO, 5.00%, 12/15/2037	295	296
Cook County School District No. 124 Evergreen Park GO, 4.00%, 12/1/2024	10	11
County of Cook
Series 2021A, GO, 5.00%, 11/15/2028	35	40
GO, 5.00%, 11/15/2034	700	762
County of Du Page, The Morton Abroretum Project Rev., 3.00%, 5/15/2047	3,335	2,934
DuPage & Cook Counties Township High School District No. 86 Hinsdale GO, 4.00%, 1/15/2039	800	829
Hoffman Estates Park District GO, 4.00%, 12/1/2044	25	25
Illinois Finance Authority
Series 2018A, Rev., 5.00%, 5/15/2024	50	53
Series 2015A, Rev., 5.00%, 11/15/2024	90	95
Rev., 5.00%, 1/1/2025	100	107
Rev., 5.00%, 7/1/2025 (c)	250	272
Rev., 5.00%, 12/1/2025	50	54
Series 2016A, Rev., 5.00%, 11/1/2031	10	11
Series C, Rev., 5.00%, 3/1/2033	305	325
Series 2017C, Rev., 5.00%, 3/1/2034	205	218
Rev., 5.00%, 7/1/2040	105	117
Series 2016C, Rev., 4.00%, 2/15/2041	930	941
Rev., 5.00%, 12/1/2046	305	321
Rev., 4.00%, 11/1/2051	500	461
Illinois State Toll Highway Authority
Series 2019C, Rev., 5.00%, 1/1/2031	3,000	3,412
Series 2019A, Rev., 4.00%, 1/1/2044	65	66
Lake County Community Consolidated School District No. 3 Beach Park
GO, AGM, 4.00%, 2/1/2034	620	650
GO, AGM, 4.00%, 2/1/2035	500	523
Metropolitan Pier & Exposition Authority Series 2002A, Rev., AGM-CR, NATL - RE, Zero Coupon, 12/15/2040	5,000	2,386
Northern Illinois University, Board of Trustees, Auxiliary Facilities System Rev., 4.00%, 10/1/2043	325	327
Sales Tax Securitization Corp.
Series C, Rev., 5.00%, 1/1/2026	3,500	3,774

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Illinois — continued
Series C, Rev., 5.25%, 1/1/2043	1,500	1,662
State of Illinois
GO, 4.00%, 6/18/2022	10	10
Series 2012A, GO, 4.00%, 6/18/2022	15	15
Series 2012A, GO, 5.00%, 6/18/2022	25	25
GO, 5.00%, 5/1/2024	205	215
Series D, GO, 5.00%, 11/1/2024	325	343
GO, 4.00%, 8/1/2025	25	25
GO, 5.00%, 5/1/2027	175	182
GO, 5.00%, 6/1/2027	25	27
GO, 5.00%, 11/1/2028	20	21
Series 2012A, GO, 4.00%, 1/1/2029	45	45
Series 2012A, GO, 4.00%, 1/1/2030	225	225
GO, 5.50%, 1/1/2030	20	23
GO, 5.50%, 5/1/2030	2,000	2,264
GO, 4.13%, 11/1/2031	20	20
Series 2022B, GO, 5.00%, 3/1/2033 (e)	6,000	6,461
GO, 4.00%, 6/1/2033	15	15
Series 2021B, GO, 5.00%, 12/1/2033	4,500	4,812
GO, 4.00%, 6/1/2036	25	24
GO, 4.00%, 6/1/2037	45	44
GO, 5.50%, 7/1/2038	3,000	3,070
State of Illinois, Sales Tax
Series 2016C, Rev., 5.00%, 6/15/2022	25	25
Series D, Rev., 5.00%, 6/15/2027	15	16
Village of Arlington Heights GO, 4.00%, 12/1/2034	130	134
Village of Bolingbrook Series 2018A, GO, AGM, 5.00%, 1/1/2033	1,000	1,127
Village of Hoffman Estates GO, 5.00%, 12/1/2033	80	90
Will County Forest Preserve District GO, 5.00%, 12/15/2024	35	38
Will County School District No. 86 Joliet, Limited Tax Series A, GO, 4.00%, 3/1/2024	220	227
Winnebago and Boone Counties School District No. 205 Rockford Series B, GO, 3.75%, 2/1/2033	35	36
Total Illinois		41,454
Indiana — 0.9%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (d)	500	409
City of Lafayette, Local Income Tax Rev., 4.00%, 6/30/2028	180	195
Clarksville Redevelopment Authority Rev., 5.00%, 1/15/2031	30	35
Gary Community School Corp. GO, 4.00%, 7/15/2023	230	236
Greenfield Middle School Building Corp.
Rev., 5.00%, 1/15/2023	10	10
Rev., 4.00%, 7/15/2031	240	255
Rev., 4.00%, 7/15/2032	350	372
Indiana Finance Authority
Rev., 5.00%, 10/1/2030	240	263
Rev., 5.00%, 10/1/2031	250	275
Series 2019A, Rev., 5.00%, 11/1/2032	15	16
Series A, Rev., 5.00%, 9/15/2034	1,100	1,183
Rev., 4.00%, 2/1/2040	25	25

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Indiana — continued
Series 2020A, Rev., 5.00%, 7/1/2040	170	176
Series 2019A, Rev., 4.00%, 11/1/2043	1,125	1,106
Series 2018A, Rev., 4.00%, 11/1/2048	50	50
Series 2020A, Rev., 5.00%, 7/1/2055	460	468
Indiana Health & Educational Facilities Financing Authority Series 2006 B-1, Rev., 4.00%, 11/15/2046	15	15
Indiana Municipal Power Agency Series 2016A, Rev., 5.00%, 1/1/2042	30	32
Indianapolis Local Public Improvement Bond Bank Series 2022B, Rev., 5.00%, 2/1/2031	160	187
Merrillville Building Corp. Rev., 4.00%, 7/15/2034	35	37
University of Southern Indiana, Student Fee Series M, Rev., 5.00%, 10/1/2029	25	29
Total Indiana		5,374
Iowa — 0.1%
Iowa Finance Authority Series 2016D, Rev., AMT, GNMA / FNMA / FHLMC COLL, 3.50%, 7/1/2046	255	258
Waukee Community School District Infrastructure Sales Services & Use Tax Series 2021A, Rev., 5.00%, 6/1/2028	60	68
Total Iowa		326
Kansas — 0.0% ^
Kansas Power Pool Series 2021A, Rev., 5.00%, 12/1/2029	15	17
Kentucky — 0.4%
City of Ashland, Kings Daughters Medical Center Series 2016A, Rev., 4.00%, 2/1/2036	1,750	1,751
City of Hermiston Series 2022A, Rev., 4.45%, 1/1/2042 (d)	560	561
Commonwealth of Kentucky, State Office Building Project COP, 4.00%, 6/15/2032	30	31
Kentucky Turnpike Authority Series B, Rev., 5.00%, 7/1/2023	30	31
Pike County School District Finance Corp., School Building Rev., 4.00%, 2/1/2028	20	21
Total Kentucky		2,395
Louisiana — 1.1%
Lafourche Parish School Board GO, 4.00%, 3/1/2033	125	135
Louisiana Public Facilities Authority
Series 2015A1, Rev., 5.00%, 6/1/2039	25	27
Rev., 5.00%, 5/15/2047	1,055	1,087
Series 2021A, Rev., 5.25%, 6/1/2051 (d)	1,140	1,065
Series 2021A, Rev., 5.00%, 6/1/2056 (d)	740	635
St. Tammany Parish Hospital Service District No. 1, St. Tammany Parish Hospital Project Series A, Rev., 4.00%, 7/1/2043	50	50
State of Louisiana Series 2019A, GO, 5.00%, 3/1/2035	2,000	2,269
Tobacco Settlement Financing Corp. Series 2013A, Rev., 5.25%, 5/15/2035	1,000	1,033
Total Louisiana		6,301
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority
Series 2021A, Rev., AGM, 4.00%, 7/1/2038	350	359
Series 2020A, Rev., 4.00%, 7/1/2050	2,000	2,002
Maine Municipal Bond Bank Series 2018A, Rev., GAN, 5.00%, 9/1/2026	80	89
Maine State Housing Authority Series A, Rev., 4.00%, 11/15/2045	135	138
Total Maine		2,588
Maryland — 2.6%
City of Baltimore, Water Projects Series B, Rev., 4.00%, 7/1/2033	270	288
County of Baltimore, Equipment Acquisition Program COP, 5.00%, 3/1/2029	5,735	6,660

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Maryland — continued
Maryland Economic Development Corp. 4.00%, 9/1/2050	1,280	1,099
Maryland Health & Higher Educational Facilities Authority
Series 2018A, Rev., 5.00%, 7/1/2023	115	118
Series 2017A, Rev., 5.00%, 5/15/2045	5,000	5,254
Rev., 4.00%, 6/1/2051	500	464
Maryland Health and Higher Educational Facilities Authority Rev., 4.00%, 6/1/2046	1,250	1,180
Maryland State Transportation Authority Rev., 5.00%, 7/1/2028	10	11
Montgomery County Housing Opportunities Commission Series 2013A, Rev., 4.00%, 1/1/2031	110	112
Total Maryland		15,186
Massachusetts — 2.1%
City of Methuen GO, 5.00%, 9/1/2030	685	806
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs Series B, Rev., 4.00%, 6/1/2046	2,480	2,522
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	3,690	3,811
Massachusetts Development Finance Agency
Rev., 5.00%, 10/1/2026	15	16
Rev., 5.00%, 1/1/2036	825	870
Rev., 5.00%, 1/1/2037	315	332
Series 2020U, Rev., 5.00%, 7/1/2038	755	911
Series 2021G, Rev., 5.00%, 7/1/2038	300	330
Series 2020U, Rev., 5.00%, 7/1/2039	665	806
Series 2020U, Rev., 5.00%, 7/1/2040	535	651
Series 2017T, Rev., 4.00%, 7/1/2042	35	35
Series 2020C, Rev., AGM, 3.00%, 10/1/2045	1,000	880
Massachusetts Housing Finance Agency
Series 177, Rev., AMT, 4.00%, 6/1/2039	200	203
Series 167, Rev., 4.00%, 12/1/2043	60	61
Series 169, Rev., 4.00%, 12/1/2044	135	137
Town of Bellingham, Municipal Purpose Loan GO, 4.00%, 6/15/2032	10	11
University of Massachusetts Building Authority Series 2017-1, Rev., 5.25%, 11/1/2042	50	56
Total Massachusetts		12,438
Michigan — 1.7%
Berkley School District, Michigan 2015 School Building and Site Bonds, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2040	30	31
City of Grand Rapids, Sanitary Sewer System Rev., 5.00%, 1/1/2045	600	669
Grand Rapids Charter Township Economic Development Corp. Rev., 5.00%, 5/15/2044	2,000	2,006
Grand Rapids Public Schools GO, AGM, 5.00%, 11/1/2043	1,000	1,118
Grand Traverse County Hospital Finance Authority Rev., 5.00%, 7/1/2034	25	28
Kentwood Economic Development Corp. Rev., 4.00%, 11/15/2045	375	324
Michigan Finance Authority
Series 2016MI, Rev., 5.25%, 12/1/2041	1,000	1,064
Rev., 4.00%, 2/1/2042	375	357
Rev., 4.00%, 11/15/2046	430	427
Series A, Rev., 5.00%, 5/15/2054	1,525	1,582
Michigan State Building Authority
Series 2016 I, Rev., 4.00%, 10/15/2036	50	52
Series 2015I, Rev., 4.00%, 4/15/2040	120	123

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Michigan — continued
Michigan State Housing Development Authority Series 2015A, Rev., AMT, 4.00%, 6/1/2046	50	51
Michigan Strategic Fund
Rev., 5.00%, 11/15/2043	750	765
Rev., 5.00%, 5/15/2044	1,000	1,003
Niles Community Schools, Unlimited Tax GO, Q-SBLF, 4.00%, 5/1/2041	25	26
University of Michigan Rev., 4.00%, 4/1/2034	50	52
West Ottawa Public Schools, School Building and Site, Unlimited Tax Series 2014-1, GO, 4.00%, 5/1/2024 (c)	25	26
Whitehall District Schools, Unlimited Tax GO, AGM, 5.00%, 5/1/2033	25	28
Total Michigan		9,732
Minnesota — 1.5%
Aurora Independent School District No. 2711, School Building, Capital Appreciation
Series 2017B, GO, Zero Coupon, 2/1/2026	150	136
Series 2017B, GO, Zero Coupon, 2/1/2027	400	349
Series 2017B, GO, Zero Coupon, 2/1/2028	225	189
Series 2017B, GO, Zero Coupon, 2/1/2030	880	676
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 4.00%, 11/15/2048	3,000	2,949
City of Rochester, Health Care Facilities, Mayo Clinic Series 2016B, Rev., 5.00%, 11/15/2036	30	37
City of Woodbury, Charter School Lease Rev., 4.00%, 12/1/2050	250	227
Greenway Independent School District No. 316
Series 2019F, GO, Zero Coupon, 2/1/2029	1,320	1,087
Series 2019F, GO, Zero Coupon, 2/1/2030	700	556
Series 2019F, GO, Zero Coupon, 2/1/2031	545	416
Lakeville Independent School District No. 194 Series 2018A, GO, 5.00%, 2/1/2028	25	28
Minneapolis Series 2007A-2, Rev., GNMA / FNMA / FHLMC, 5.52%, 3/1/2041	40	40
Minneapolis Special School District No. 1 Series 2020A, COP, 4.00%, 4/1/2032	125	136
Minnesota Higher Education Facilities Authority
Rev., 4.00%, 3/1/2032	1,000	1,053
Rev., 4.00%, 3/1/2033	500	524
Minnesota Housing Finance Agency
Series 2014A, Rev., AMT, 4.00%, 7/1/2038	85	86
Series C, Rev., AMT, GNMA / FNMA / FHLMC, 4.00%, 1/1/2045	295	301
Series B, Rev., AMT, GNMA / FNMA / FHLMC COLL, 4.00%, 7/1/2047	185	189
Total Minnesota		8,979
Mississippi — 0.6%
Mississippi Development Bank
Rev., 5.00%, 9/1/2028	110	125
Rev., 4.00%, 4/1/2033	20	21
Rev., AGM, 6.88%, 12/1/2040	1,000	1,055
Rev., 4.00%, 3/1/2050	2,335	2,367
Total Mississippi		3,568
Missouri — 1.0%
City of Excelsior Springs Series 2020B, COP, 4.00%, 3/1/2028	100	107
City of Sedalia COP, 4.00%, 7/15/2035	205	214
Health & Educational Facilities Authority of the State of Missouri
Rev., 5.00%, 11/15/2026	50	54
Series 2019A, Rev., 5.00%, 11/15/2028	25	28

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Missouri — continued
Rev., 5.00%, 12/1/2030	260	289
Series 2019A, Rev., 5.00%, 2/1/2034	1,000	1,051
Rev., 4.00%, 10/1/2036	100	105
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,036
Series 2019C, Rev., 4.00%, 2/1/2048	265	242
Series 2018A, Rev., 4.00%, 6/1/2048	2,160	2,124
Missouri Housing Development Commission
Series 2106B, Rev., AMT, GNMA / FNMA / FHLMC COLL, 3.50%, 5/1/2041	180	183
Series 2015B-2, Rev., GNMA / FNMA / FHLMC, 4.00%, 11/1/2045	220	224
Missouri Joint Municipal Electric Utility Commission Rev., 5.00%, 1/1/2026	135	148
Total Missouri		5,805
Montana — 0.2%
Gallatin County School District No. 72 Ophir GO, 4.00%, 7/1/2027	100	108
Montana Board of Housing Series A-2, Rev., 4.00%, 12/1/2038	30	30
Montana Facility Finance Authority Series 2019A, Rev., 4.00%, 1/1/2038	1,200	1,219
Total Montana		1,357
Nebraska — 0.7%
Central Plains Energy Project, Gas Project No. 3
Series 2017A, Rev., 5.00%, 9/1/2034	1,000	1,120
Series 2017A, Rev., 5.00%, 9/1/2037	1,500	1,694
Douglas County Hospital Authority No. 2
Rev., 5.00%, 5/15/2026	100	110
Rev., 5.00%, 5/15/2030	10	11
Series 2020A, Rev., 4.00%, 11/15/2040	575	586
Series 2020A, Rev., 4.00%, 11/15/2041	300	306
Public Power Generation Agency, Whelan Energy Center Unit 2
Series 2015A, Rev., 5.00%, 1/1/2026	100	107
Series A, Rev., 5.00%, 1/1/2034	185	204
Series 2016A, Rev., 5.00%, 1/1/2035	25	27
Total Nebraska		4,165
Nevada — 1.2%
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	382
County of Clark, Southern California Edison Co. Rev., 2.10%, 6/1/2031	5,000	4,300
Las Vegas Convention & Visitors Authority Series B, Rev., 4.00%, 7/1/2049	2,500	2,537
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2031	15	17
Total Nevada		7,236
New Hampshire — 0.3%
New Hampshire Business Finance Authority
Rev., 4.00%, 1/1/2041	1,000	960
Series 2021A, Rev., 4.00%, 7/1/2051	550	563
Total New Hampshire		1,523
New Jersey — 5.1%
Atlantic County Improvement Authority (The), Atlantic City Campus Phase II Project
Series 2021A, Rev., AGM, 4.00%, 7/1/2047	50	50

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New Jersey — continued
Series 2021A, Rev., AGM, 4.00%, 7/1/2053	125	125
Borough of Dumont, County Of Bergen, New Jersey GO, 4.00%, 5/1/2040	515	526
County of Middlesex, Civic Square II Redevelopment Associates LLC COP, 4.00%, 6/15/2022	110	110
New Jersey Economic Development Authority
Series NN, Rev., 5.00%, 3/1/2024	150	153
Series 2016A, Rev., 5.00%, 7/15/2027	240	259
Series 2017B, Rev., 4.13%, 6/15/2039	2,800	2,843
Series 2021QQQ, Rev., 4.00%, 6/15/2050	2,375	2,327
New Jersey Educational Facilities Authority Series 2016B, Rev., 5.00%, 9/1/2036	105	111
New Jersey Housing & Mortgage Finance Agency Series 2018A, Rev., 4.50%, 10/1/2048	570	593
New Jersey Transportation Trust Fund Authority
Series A-1, Rev., 5.00%, 6/15/2027	2,670	2,913
Series 2016A-1, Rev., 4.10%, 6/15/2031	115	119
Series A, Rev., 5.00%, 6/15/2031	3,000	3,216
Series A, Rev., Zero Coupon, 12/15/2036	10,355	5,984
Series BB, Rev., 4.00%, 6/15/2038	1,500	1,509
New Jersey Transportation Trust Fund Authority, Transportation Program Series 2020AA, Rev., 4.00%, 6/15/2050	1,375	1,347
New Jersey Turnpike Authority Series 2017G, Rev., 4.00%, 1/1/2043	1,000	1,024
State of New Jersey, COVID-19 Emergency Bonds
GO, 4.00%, 6/1/2031	2,000	2,158
GO, 4.00%, 6/1/2032	1,000	1,076
Tobacco Settlement Financing Corp.
Series 2018A, Rev., 4.00%, 6/1/2037	1,000	1,011
Series 2018A, Rev., 5.00%, 6/1/2046	1,000	1,061
Series 2018A, Rev., 5.25%, 6/1/2046	1,500	1,615
Total New Jersey		30,130
New Mexico — 0.1%
New Mexico Mortgage Finance Authority Series B-1, Class I, Rev., AMT, GNMA / FNMA / FHLMC, 3.75%, 3/1/2048	340	346
New York — 10.3%
Buffalo and Erie County Industrial Land Development Corp., D'youville College Project Rev., 4.00%, 11/1/2045	2,300	2,301
City of New York Series 2018E-1, GO, 5.00%, 3/1/2041	225	247
City of New York, Fiscal Year 2020 Series D, Subseries D-1, GO, 4.00%, 3/1/2050	650	667
County of Rockland Series B, GO, AGM, 5.00%, 9/1/2027	10	11
County of Suffolk, Public Improvement Series 2021A, GO, 4.00%, 6/15/2031	1,000	1,081
Metropolitan Transportation Authority
Series H, Rev., 5.00%, 11/15/2022 (c)	70	71
Series A-1, Rev., 5.00%, 11/15/2023	20	21
Series 2012A, Rev., 5.00%, 11/15/2026	25	25
Subseries B-3B, Rev., 5.00%, 11/15/2028	25	27
Series 2016B-1, Rev., 5.00%, 11/15/2029	25	27
Series D, Rev., 5.00%, 11/15/2031	400	428
Series 2017B-1, Rev., 5.00%, 11/15/2035	95	101
Monroe County Industrial Development Corp.
Series 2017C, Rev., 4.00%, 7/1/2033	60	62
Series 2020A, Rev., 5.00%, 6/1/2059 (d)	540	553

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
New York City Municipal Water Finance Authority
Series 2012EE, Rev., 4.00%, 6/15/2022	35	35
Subseries 2019FF-2, Rev., 5.00%, 6/15/2038	30	34
Series 2020AA, Rev., 5.00%, 6/15/2040	55	62
Series 2022FF, Rev., 4.00%, 6/15/2041	2,500	2,592
Series BB, Subseries BB-1, Rev., 4.00%, 6/15/2045	180	187
New York City Transitional Finance Authority Building Aid Series S-3, Subseries S-3A, Rev., 5.00%, 7/15/2032	235	267
New York City Transitional Finance Authority Future Tax Secured
Series 2019C-1, Rev., 5.00%, 11/1/2034	100	113
Series A, Subseries A-2, Rev., 5.00%, 5/1/2035	50	56
Series C-3, Rev., 5.00%, 5/1/2039	25	28
Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	5,000	5,511
Series 2017F-1, Rev., 4.00%, 5/1/2044	375	384
New York Liberty Development Corp. Rev., 2.75%, 2/15/2044	1,900	1,557
New York State Dormitory Authority, Barnard College Series 2020A, Rev., 4.00%, 7/1/2045	1,000	1,001
New York State Dormitory Authority, New York University Series 2019A, Rev., 4.00%, 7/1/2045	2,000	2,040
New York State Dormitory Authority, School Districts Financing Program
Series 2018A, Rev., 5.00%, 10/1/2031	50	55
Series 2016A, Rev., 5.00%, 10/1/2032	35	39
New York State Dormitory Authority, St. John's University Series 2021A, Rev., 4.00%, 7/1/2035	125	127
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2021A, Rev., 5.00%, 3/15/2030	1,000	1,172
Series 2020 A, Rev., 4.00%, 3/15/2044	2,000	2,056
New York State Dormitory Authority, State Sales Tax
Series 2017A, Rev., 5.00%, 3/15/2036	100	110
Series 2018A, Rev., 5.00%, 3/15/2037	40	44
Series 2018C, Rev., 5.00%, 3/15/2038	1,250	1,375
New York State Dormitory Authority, State Supported Debt University Facilities Series 2020A, Rev., 4.00%, 7/1/2050	2,500	2,519
New York State Dormitory Authority, State University Dormitory Facilities Series 2015B, Rev., 5.00%, 7/1/2026	15	16
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution Series 2017A, Rev., 5.00%, 6/15/2037	1,750	1,933
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2019A, Rev., 5.00%, 3/15/2039	25	28
Series 2019A, Rev., 5.00%, 3/15/2041	2,000	2,239
Series 2019A, Rev., 5.00%, 3/15/2042	3,500	3,858
New York State Urban Development Corp., State Sales Tax Series 2021 A, Rev., 4.00%, 3/15/2046	2,000	2,051
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., 4.00%, 1/1/2036	1,500	1,442
Rev., 5.00%, 1/1/2036	1,125	1,162
Onondaga Civic Development Corp., Le Moyne College Project Rev., 5.00%, 1/1/2028	25	27
Port Authority of New York and New Jersey Rev., 4.00%, 6/15/2044	50	51
Port Authority of New York and New Jersey, Consolidated Series 93, Rev., 6.13%, 6/1/2094	7,470	7,939
State of New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	175	177
Suffolk County Economic Development Corp., St. Johnland Assisted Living Inc., Project
Rev., 5.13%, 11/1/2041 (d)	850	775
Rev., 5.38%, 11/1/2054 (d)	750	681
Tompkins County Development Corp., Tax Exempt Ithaca College Project Rev., 5.00%, 7/1/2032	80	88

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
New York — continued
Town of Orangetown, Rockland County, Sparkill-Palisades Fire District
GO, AGM, 4.00%, 11/15/2040	220	223
GO, AGM, 4.00%, 11/15/2041	205	208
GO, AGM, 4.00%, 11/15/2042	315	319
GO, AGM, 4.00%, 11/15/2043	325	329
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2018B, Rev., 5.00%, 11/15/2031	75	90
Series 2018C, Rev., 5.00%, 11/15/2038	35	39
Series 2022A, Rev., 4.00%, 5/15/2041	2,150	2,240
Series 2018A, Rev., 5.00%, 11/15/2045	105	115
United Nations Development Corp. Series 2019A, Rev., 5.00%, 7/1/2025	200	218
Utility Debt Securitization Authority Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,415
Village of Tuxedo Park, Public Improvement GO, 4.00%, 8/1/2031	45	48
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project Series 2021C, Rev., 3.20%, 7/1/2028 (d)	1,375	1,294
Westchester County Local Development Corp., The Bethel Methodist Home D/B/A, The Knolls Project Rev., 5.13%, 7/1/2055	1,100	903
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement Series 2016B, Rev., 5.00%, 6/1/2025	130	138
Total New York		60,032
North Carolina — 2.0%
County of Burke, Limited Obligation Rev., 5.00%, 4/1/2031	25	28
North Carolina Capital Facilities Finance Agency, Meredith College
Rev., 5.00%, 6/1/2027	105	114
Rev., 5.00%, 6/1/2028	805	867
Rev., 5.00%, 6/1/2030	400	428
North Carolina Housing Finance Agency, Homeownership Series A, Rev., AMT, 3.50%, 7/1/2039	120	121
Raleigh Durham Airport Authority Series 2020A, Rev., AMT, 5.00%, 5/1/2033	1,645	1,836
State of North Carolina Rev., 5.00%, 3/1/2033	7,240	8,231
Total North Carolina		11,625
North Dakota — 0.8%
City of Grand Forks, Altru Health System
Rev., 4.00%, 12/1/2040	1,750	1,753
Rev., 4.00%, 12/1/2041	1,875	1,872
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2016D, Rev., 3.50%, 7/1/2046	255	258
University of North Dakota, Housing Infrastructure Project Series 2021A, COP, AGM, 4.00%, 6/1/2051	1,000	1,003
Total North Dakota		4,886
Ohio — 3.6%
American Municipal Power, Inc., Fremont Energy Center Project
Series 2021A, Rev., 4.00%, 2/15/2037	1,700	1,756
Series 2021A, Rev., 4.00%, 2/15/2038	2,000	2,032
Athens City School District, School Facilities Construction and Improvement Series 2019A, GO, 4.00%, 12/1/2040	460	476
Buckeye Tobacco Settlement Financing Authority Series 2020A-2, Class 1, Rev., 4.00%, 6/1/2048	3,210	3,104
Butler County Port Authority, Community First Solutions Rev., 4.00%, 5/15/2046	250	258
Cleveland-Cuyahoga County Port Authority, The Cleveland Museum of Natural History Project Rev., 4.00%, 7/1/2051	1,000	1,002
County of Franklin, Health Care Facilities, Ohio Living Communities Series 2020B, Rev., 5.00%, 7/1/2045	5,565	5,898
County of Hardin, Economic Development Facilities Improvement, Ohio Northern University Rev., 5.25%, 5/1/2040	1,425	1,412
County of Montgomery, Dayton Children's Hospital Rev., 4.00%, 8/1/2051	1,500	1,471

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Ohio — continued
County of Union, Memorial Hospital GO, 4.00%, 12/1/2041	1,825	1,875
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group
Series 2016A, Rev., 5.00%, 7/1/2031	115	123
Series 2016A, Rev., 5.00%, 7/1/2032	35	37
Series 2013A, Rev., 5.50%, 7/1/2039	1,000	1,039
Delaware City School District, School Facilities Construction and Improvement, Unlimited Tax GO, 4.00%, 12/1/2039	160	171
Licking Heights Local School District Series A, GO, 4.00%, 10/1/2034	10	11
Miami University Rev., 5.00%, 9/1/2029	25	27
Northeast Ohio Medical University
Series 2021A, Rev., 3.00%, 12/1/2040	250	210
Series 2021A, Rev., 4.00%, 12/1/2045	115	113
Ohio Higher Educational Facility Commission, University of Dayton 2018 Project
Series 2018A, Rev., 5.00%, 12/1/2024	10	11
Series 2018B, Rev., 5.00%, 12/1/2031	75	82
State of Ohio, Higher Education Series B, GO, 5.00%, 8/1/2023	110	111
Total Ohio		21,219
Oklahoma — 0.8%
Grand River Dam Authority Series 2014A, Rev., 4.00%, 6/1/2022	10	10
Oklahoma Development Finance Authority, Gilcrease Expressway West Project Rev., AMT, 1.63%, 7/6/2023	2,000	1,968
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., AGM, 4.00%, 8/15/2048	700	702
Oklahoma Turnpike Authority, Second Senior Series 2017A, Rev., 5.00%, 1/1/2037	1,665	1,801
Total Oklahoma		4,481
Oregon — 0.3%
City of Eugene, Electric Utility System Series 2016A, Rev., 4.00%, 8/1/2031	325	343
Deschutes County Hospital Facilities Authority, St. Charles Health System Series 2020A, Rev., 4.00%, 1/1/2037	210	214
Lane Community College Series 2020A, GO, 4.00%, 6/15/2038	200	211
Medford Hospital Facilities Authority Series 2020A, Rev., 5.00%, 8/15/2027	100	111
Salem Hospital Facility Authority, Capital Manor Project
Rev., 4.00%, 5/15/2047	500	456
Rev., 4.00%, 5/15/2057	500	435
State of Oregon, Department of Transportation Highway User Senior Lien Series 2013A, Rev., 5.00%, 11/15/2022	5	5
State of Oregon, Department of Transportation Highway User Subordinate Lien, Tax-Exempt Series 2019A, Rev., 5.00%, 11/15/2042	35	40
Yamhill County School District No. 40 McMinnville GO, 4.00%, 6/15/2037	30	31
Total Oregon		1,846
Pennsylvania — 8.3%
Abington School District, Limited Tax Series 2017A, GO, 4.00%, 10/1/2037	15	16
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2044	2,000	1,975
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2036	50	50
Rev., 5.00%, 11/1/2037	430	431
Berks County Municipal Authority (The), Tower Health Project Series 2020B-3, Rev., 5.00%, 2/1/2030 (b)	2,000	1,965
Bucks County Industrial Development Authority, Grand View Hospital Project Rev., 4.00%, 7/1/2046	1,110	956
Chester County Health and Education Facilities Authority, Main Line Health System Series 2017A, Rev., 4.00%, 10/1/2036	25	26
Chester County Industrial Development Authority, Longwood Gardens Project Rev., 4.00%, 12/1/2049	3,345	3,415

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Pennsylvania — continued
City of Pittsburgh GO, 4.00%, 9/1/2031	1,155	1,221
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Rev., 5.00%, 6/1/2029	110	123
Rev., AGM, 4.00%, 6/1/2039	9,950	10,196
Commonwealth of Pennsylvania Series 2018A, COP, 4.00%, 7/1/2046	1,200	1,193
County of Cambria Series 2020B, GO, AGM, 4.00%, 8/1/2035	700	727
DuBois Hospital Authority Rev., 4.00%, 7/15/2048	1,200	1,175
Erie City Water Authority Series 2018A, Rev., AGM, 5.00%, 12/1/2043	1,500	1,682
Lancaster County Hospital Authority
Rev., 5.00%, 11/1/2034	35	38
Rev., 5.00%, 11/1/2036	510	553
Rev., 5.00%, 11/1/2037	250	270
Lancaster Industrial Development Authority
Rev., 4.00%, 7/1/2037	175	163
Rev., 4.00%, 7/1/2046	675	589
Mifflinburg Area School District Series 2020A, GO, 4.00%, 6/15/2039	335	345
Montgomery County Higher Education and Health Authority
Rev., 4.00%, 9/1/2036	1,655	1,693
Series 2018A, Rev., 4.00%, 9/1/2038	3,725	3,792
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Series 2018A, Rev., 4.00%, 9/1/2043	3,740	3,779
Montgomery County Industrial Development Authority
Rev., 5.00%, 12/1/2044	350	376
Series 2020C, Rev., 5.00%, 11/15/2045	1,770	1,908
Rev., 5.00%, 12/1/2049	500	536
Northampton County General Purpose Authority, Moravian College Project
Rev., 5.00%, 10/1/2027	135	144
Rev., 5.00%, 10/1/2036	100	104
Pennsylvania Housing Finance Agency, Single Family Mortgage
Series 118A, Rev., AMT, 3.50%, 4/1/2040	170	171
Series 122, Rev., AMT, 4.00%, 10/1/2046	205	209
Pennsylvania Turnpike Commission Series 2021B, Rev., 4.00%, 12/1/2040	1,390	1,393
Philadelphia Authority for Industrial Development, MAST Community Charter School II Project Series 2020A, Rev., 5.00%, 8/1/2040	315	329
Pittsburgh Water and Sewer Authority Series B, Rev., AGM, 5.00%, 9/1/2032	1,000	1,180
School District of Philadelphia (The) Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,282
Swarthmore Borough Authority, Swarthmore College
Rev., 5.00%, 9/15/2023	25	26
Series 2016B, Rev., 4.00%, 9/15/2041	15	15
Township of West Bradford GO, 4.00%, 12/15/2040	600	615
Upper Merion Area School District GO, 5.00%, 1/15/2026 (c)	250	276
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project
Rev., 3.00%, 12/15/2023	230	228
Rev., 4.00%, 12/15/2028	1,000	988
Rev., 5.00%, 12/15/2038	750	772
West Mifflin School District, Limited Tax GO, 3.00%, 4/1/2038	1,400	1,353
Total Pennsylvania		48,278

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Rhode Island — 0.0% ^
Rhode Island Health and Educational Building Corp., Public School Financing Program Series A, Rev., AGM, 5.00%, 5/15/2032	25	29
South Carolina — 0.2%
City of North Charleston, Limited Obligation, Tax Increment Pledge Rev., 4.00%, 10/1/2040	90	92
Lexington County Health Services District, Inc. Rev., 4.00%, 11/1/2030	15	16
South Carolina Ports Authority Rev., AMT, 4.00%, 7/1/2040	1,095	1,103
South Carolina State Housing Finance and Development Authority Series 2017A, Rev., 4.00%, 1/1/2047	160	164
Total South Carolina		1,375
South Dakota — 0.1%
Rapid City Area School District No. 51-4, Limited Tax, Capital Outlay GO, 4.00%, 8/1/2031	420	446
South Dakota Board of Regents Housing and Auxiliary Facilities System Series 2019A, Rev., 4.00%, 4/1/2036	65	69
South Dakota Housing Development Authority, Homeownership Mortgage Series 2015D, Rev., 4.00%, 11/1/2045	210	215
Total South Dakota		730
Tennessee — 3.5%
City of Cleveland
Series 2018B, GO, 5.00%, 6/1/2027	245	277
Series 2018B, GO, 5.00%, 6/1/2028	260	297
Series 2018B, GO, 5.00%, 6/1/2030	285	324
Series 2018B, GO, 4.00%, 6/1/2031	300	321
Series 2018B, GO, 4.00%, 6/1/2032	310	330
Series 2018B, GO, 4.00%, 6/1/2038	395	409
Series 2018B, GO, 4.00%, 6/1/2039	410	423
City of Oak Ridge
GO, 4.00%, 6/1/2037	695	718
GO, 4.00%, 6/1/2038	720	743
GO, 4.00%, 6/1/2039	750	772
County of Hamilton Series 2018A, GO, 5.00%, 4/1/2028	25	29
County of Wilson Series 2017A, GO, 4.00%, 4/1/2039	25	26
Greeneville Health & Educational Facilities Board Series 2018A, Rev., 4.00%, 7/1/2040	4,000	3,989
Knox County Health Educational & Housing Facility Board
Rev., 5.00%, 11/15/2024	700	742
Rev., 4.00%, 11/15/2043	105	106
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Series A, Rev., 5.00%, 7/1/2035	100	107
Series 2021B, Rev., 4.00%, 10/1/2051	2,000	1,717
Metropolitan Government Nashville and Davidson County Health and Educational Facilities Board, The Blakeford at Green Hills Corp. Series 2020A, Rev., 4.00%, 11/1/2038	1,305	1,220
Metropolitan Government of Nashville & Davidson County Series 2021A, Rev., 5.00%, 7/1/2031	110	131
Metropolitan Government of Nashville & Davidson County, Health and Educational Facilities Rev., 5.00%, 5/1/2026	500	544
Metropolitan Nashville Airport Authority (The)
Series 2015A, Rev., 5.00%, 7/1/2035	20	21
Series 2019A, Rev., 5.00%, 7/1/2044	1,000	1,098
Series 2019A, Rev., 5.00%, 7/1/2049	1,000	1,092
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2054	1,000	918

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Tennessee — continued
Tennessee Energy Acquisition Corp., Gas Project Rev., 4.00%, 11/1/2025 (b)	4,000	4,119
Tennessee State School Bond Authority, Higher Educational Facilities Second Program Series B, Rev., 5.00%, 11/1/2025 (c)	35	38
Total Tennessee		20,511
Texas — 5.1%
Calallen Independent School District, School Building GO, PSF-GTD, 5.00%, 2/15/2028	10	11
Central Texas Regional Mobility Authority, Senior Lien Series 2021D, Rev., 5.00%, 1/1/2030	10	11
City of Bryan, Electric System Rev., AGM, 4.00%, 7/1/2031	50	53
City of Conroe Series 2018A, GO, 5.00%, 3/1/2032	10	11
City of EI Paso, Combination Tax GO, 4.00%, 8/15/2040	475	479
City of El Paso GO, 4.00%, 8/15/2042	25	25
City of Garland GO, 5.00%, 2/15/2027	10	11
City of Houston, Airport System, Subordinate Lien
Series 2012A, Rev., AMT, 5.00%, 7/1/2022 (c)	35	35
Series 2021A, Rev., AMT, 4.00%, 7/1/2046	1,000	998
City of Houston, Airport System, United Airlines, Inc., Terminal E Project Rev., AMT, 5.00%, 7/1/2029	2,500	2,526
City of Houston, Combined Utility System, Junior Lien Series 2002A, Rev., AGM, 5.75%, 12/1/2032 (c)	2,500	3,232
City of Laredo GO, 5.00%, 2/15/2032	40	45
City of Mission, Combination Tax, Certificates of Obligation GO, AGM, 5.00%, 2/15/2031	575	648
City of Pearland, Certificates of Obligation GO, 4.00%, 3/1/2032	35	37
City of San Antonio, Electric and Gas Systems
Rev., 5.00%, 2/1/2031	230	251
Rev., 5.00%, 2/1/2032	35	38
City of San Marcos
GO, 5.00%, 8/15/2031	25	28
GO, 4.00%, 8/15/2037	400	410
Clifton Higher Education Finance Corp., Idea Public Schools
Series B, Rev., 4.00%, 8/15/2023	500	511
Series B, Rev., 5.00%, 8/15/2024	345	363
Series 2016B, Rev., 5.00%, 8/15/2025	460	492
Rev., 6.00%, 8/15/2033	1,250	1,295
Clifton Higher Education Finance Corp., Yes Prep Public Schools, Inc.
Rev., PSF-GTD, 4.00%, 4/1/2035	400	429
Rev., PSF-GTD, 4.00%, 4/1/2036	500	535
Conroe Local Government Corp., Conroe Convention Center Hotel Series 2021A, Rev., 4.00%, 10/1/2050	550	492
County of Galveston, Unlimited Tax GO, 4.00%, 2/1/2039	10	10
County of Hidalgo
GO, 5.00%, 8/15/2028	10	11
GO, 4.00%, 8/15/2035	85	88
Series 2018B, GO, 4.00%, 8/15/2038	40	41
County of Victoria, Limited Tax GO, 4.00%, 2/15/2030	15	16
Dallas Fort Worth International Airport Series 2013B, Rev., 5.00%, 11/1/2044	25	25
El Paso County Hospital District GO, AGM-CR, 5.00%, 8/15/2023	10	10
Frisco Independent School District GO, PSF-GTD, Zero Coupon, 8/15/2036	1,035	656
Harris County Cultural Education Facilities Finance Corp. Series 2019A, Rev., 5.00%, 10/1/2026	520	578
Harris Montgomery Counties Municipal Utility District No. 386 GO, 4.00%, 9/1/2023	15	15
Ingleside Independent School District GO, PSF-GTD, 5.00%, 8/15/2028	35	39
Midlothian Independent School District Series 2017A, GO, PSF-GTD, 4.00%, 2/15/2037	25	26

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Texas — continued
New Hope Cultural Education Facilities Finance Corp. Rev., 4.00%, 11/1/2055	850	766
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2031	10	11
North Texas Municipal Water District, Wastewater System Rev., 4.00%, 6/1/2028	15	16
North Texas Tollway Authority, Second Tier Rev., 4.00%, 1/1/2038	200	206
Palestine Independent School District, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2026	30	33
Pasadena Independent School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 2/15/2028	15	17
Permanent University Fund - University of Texas System Series 2016A, Rev., 5.00%, 7/1/2031	210	227
Red Oak Independent School District GO, PSF-GTD, 5.00%, 8/15/2030	20	22
San Antonio Education Facilities Corp., Hallmark University Project Series 2021A, Rev., 5.00%, 10/1/2051	500	442
San Antonio Education Facilities Corp., University of The Incarnate Word Series 2021A, Rev., 4.00%, 4/1/2051	1,750	1,638
San Antonio Water System, Junior Lien Series 2017A, Rev., 4.00%, 5/15/2034	60	63
Stafford Municipal School District, School Building, Unlimited Tax GO, PSF-GTD, 5.00%, 8/15/2029	35	40
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center Rev., 5.50%, 9/1/2023 (c)	2,300	2,409
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.75%, 11/15/2051	3,000	3,190
Texas Public Finance Authority Rev., 4.00%, 2/1/2035	2,315	2,385
Texas Water Development Board, Water Implementation Fund
Series 2019A, Rev., 4.00%, 10/15/2037	500	531
Series 2019A, Rev., 4.00%, 10/15/2044	2,100	2,183
Texas Woman's University, Financing System Rev., 4.00%, 7/1/2030	10	11
West Harris County Regional Water Authority Rev., 4.00%, 12/15/2045	1,000	1,020
Total Texas		29,691
Utah — 0.5%
City of Lehi, Sales Tax Rev., 4.00%, 6/1/2039	480	506
City of Provo GO, 5.00%, 1/1/2032	10	11
City of Salt Lake, International Airport Series 2017B, Rev., 5.00%, 7/1/2042	260	280
City of South Jordan, Sales Tax Rev., 5.00%, 8/15/2038	25	28
Tooele County Municipal Building Authority, Cross-Over Lease Rev., 4.00%, 12/15/2042	25	26
University of Utah (The) Series 2018A, Rev., 5.00%, 8/1/2044	60	67
Utah Infrastructure Agency, Tax-Exempt Telecommunications
Rev., 4.00%, 10/15/2035	400	376
Rev., 4.00%, 10/15/2036	400	372
Rev., 4.00%, 10/15/2038	500	453
Rev., 4.00%, 10/15/2041	350	311
Utah Infrastructure Agency, Telecommunications and Franchise Rev., 4.00%, 10/15/2030	360	383
Total Utah		2,813
Vermont — 0.5%
City of Burlington, Public Improvement
Series 2019A, GO, 4.00%, 11/1/2037	500	524
Series 2019A, GO, 4.00%, 11/1/2039	435	453
Vermont Housing Finance Agency, Multiple Purpose Series A, Rev., AMT, 4.00%, 11/1/2046	120	122
Vermont Municipal Bond Bank Series 1, Rev., 5.00%, 12/1/2034	30	33
Vermont Student Assistance Corp., Education Loan
Series 2018A, Rev., AMT, 3.63%, 6/15/2029	450	452
Series 2018A, Rev., AMT, 3.75%, 6/15/2030	625	630
Series 2018A, Rev., AMT, 4.00%, 6/15/2031	220	222

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Vermont — continued
Series 2018A, Rev., 4.00%, 6/15/2032	90	91
Series 2018A, Rev., 4.00%, 6/15/2033	115	116
Series 2018A, Rev., 4.00%, 6/15/2034	90	90
Total Vermont		2,733
Virginia — 1.6%
Capital Region Airport Commission, Richmond International Airport
Series 2016A, Rev., 4.00%, 7/1/2035	350	357
Series 2016A, Rev., 4.00%, 7/1/2036	320	326
City of Portsmouth, Tax Exempt Series 2015A, GO, 5.00%, 8/1/2025	20	22
City of Richmond, Public Improvement Series 2018A, GO, 5.00%, 3/1/2029	5	6
Lynchburg Economic Development Authority
Rev., 4.00%, 1/1/2041	1,140	1,143
Rev., 4.00%, 1/1/2055	1,500	1,448
Norfolk Economic Development Authority, Sentara Healthcare Series B, Rev., 4.00%, 11/1/2048	4,375	4,371
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs Series 2017E, Rev., 5.00%, 2/1/2029	10	11
Virginia Resources Authority, Infrastructure Moral Obligation, Pooled Financing Program Series B, Rev., 5.00%, 11/1/2026	5	5
Virginia Resources Authority, Infrastructure Pooled Financing Program Series 2017B, Rev., 5.00%, 11/1/2028	10	11
Virginia Small Business Financing Authority, Senior Lien Rev., AMT, 3.00%, 1/1/2041 (e)	2,000	1,677
Total Virginia		9,377
Washington — 1.1%
City of Lynnwood, Utility System Rev., 5.00%, 12/1/2028	25	29
County of King, Sewer
Series 2102C, Rev., 5.00%, 1/1/2023	40	40
Series 2018B, Rev., 5.00%, 7/1/2031	10	12
King County School District No. 414 Lake Washington GO, 5.00%, 12/1/2028	15	17
Pierce and Lewis Counties School District No. 404, Unlimited Tax GO, 4.00%, 12/1/2025	5	5
Pierce County School District No. 416 White River, Unlimited Tax GO, 4.00%, 12/1/2030	10	11
Washington Health Care Facilities Authority, Commonspirit Health
Series 2019A-2, Rev., 5.00%, 8/1/2028	115	127
Series 2019A-1, Rev., 5.00%, 8/1/2031	1,000	1,077
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance
Rev., 5.00%, 12/1/2029 (d)	250	281
Rev., 4.00%, 9/1/2045	2,500	2,524
Rev., 4.00%, 12/1/2048 (d)	390	392
Washington State Housing Finance Commission, Rockwood Retirement Communities Project Series 2020A, Rev., 5.00%, 1/1/2041 (d)	2,000	1,792
Washington State Housing Finance Commission, Single Family Program Series 2A-R, Rev., AMT, 3.50%, 12/1/2046	120	121
Total Washington		6,428
West Virginia — 0.2%
West Virginia Hospital Finance Authority, United Health System Series A, Rev., 4.00%, 6/1/2051	1,000	976
Wisconsin — 4.2%
City of Racine GO, 3.00%, 12/1/2023	30	30
Public Finance Authority, Blue Ridge Healthcare Facilities Series 2020A, Rev., 3.00%, 1/1/2050	1,000	794
Public Finance Authority, Coral Academy of Science Series 2021A, Rev., 4.00%, 7/1/2051	1,000	864
Public Finance Authority, ENO River Academy Project Series 2020A, Rev., 5.00%, 6/15/2054 (d)	690	690

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Wisconsin — continued
Public Finance Authority, KU Campus Development Corp. - Central District Development Project Rev., 5.00%, 3/1/2027	280	306
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Rev., 4.75%, 11/15/2053 (d)	2,740	2,376
Public Finance Authority, Renown Regional Medical Center Project
Series 2015A, Rev., 5.00%, 6/1/2025	90	96
Rev., 5.00%, 6/1/2032	230	254
Public Finance Authority, Roseman University of Health Sciences Project Rev., 4.00%, 4/1/2042 (d)	100	91
Public Finance Authority, Scotland Healthcare System Series 2021A, Rev., 4.00%, 10/1/2035	110	113
Public Finance Authority, The Carmelite System, Inc., Obligated Group Rev., 5.00%, 1/1/2040	3,000	3,211
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2057 (d)	1,500	1,400
Public Finance Authority, Triad Educational Services, Inc. Series 2021A, Rev., 4.00%, 6/15/2051	4,575	4,074
Wisconsin Health and Educational Facilities Authority, Advocate Aurora Health Credit Group Series 2018A, Rev., 5.00%, 8/15/2033	55	60
Wisconsin Health and Educational Facilities Authority, Beloit Health System, Inc. Rev., 4.00%, 7/1/2046	15	15
Wisconsin Health and Educational Facilities Authority, Children's Hospital of Wisconsin, Inc. Rev., 4.00%, 8/15/2047	4,800	4,797
Wisconsin Health and Educational Facilities Authority, Oakwood Lutheran Senior Ministries Rev., 4.00%, 1/1/2047	2,000	1,719
Wisconsin Health and Educational Facilities Authority, Rogers Memorial Hospital, Inc.
Series B, Rev., 5.00%, 7/1/2038	150	157
Series A, Rev., 5.00%, 7/1/2044	210	219
Series A, Rev., 5.00%, 7/1/2049	750	780
Wisconsin Health and Educational Facilities Authority, Thedacare, Inc. Rev., 4.00%, 12/15/2039	500	502
Wisconsin Health and Educational Facilities Authority, Three Pillars Senior Living Communities Rev., 4.00%, 8/15/2046	1,350	1,232
Wisconsin Housing and Economic Development Authority, Home Ownership Series B, Rev., 4.00%, 3/1/2048	525	537
Total Wisconsin		24,317
Total Municipal Bonds (Cost $592,240)		571,359
	SHARES (000)
Short Term Investments — 2.4%
Investment Companies — 2.4%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.67% (f) (g) (Cost $14,282)	14,282	14,288
Total Investments — 100.1% (Cost $606,522)		585,647
Liabilities in Excess of Other Assets — (0.1)%		(531)
NET ASSETS — 100.0%		585,116

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
GAN	Grant Anticipation Notes
GNMA	Government National Mortgage Association
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue

^	Amount rounds to less than 0.1% of net assets.
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2022.
Futures contracts outstanding as of May 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
U.S. Treasury 10 Year Note	(38)	09/21/2022	USD	(4,537)	31
U.S. Treasury 10 Year Ultra Note	(143)	09/21/2022	USD	(18,360)	191
					222

Abbreviations
USD	United States Dollar

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$571,359	$—	$571,359
Short-Term Investments
Investment Companies	14,288	—	—	14,288
Total Investments in Securities	$14,288	$571,359	$—	$585,647
Depreciation in Other Financial Instruments
Futures Contracts	$222	$—	$—	$222
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an

JPMorgan Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.67% (a) (b)	$24,536	$52,652	$62,902	$—(c)	$2	$14,288	14,282	$14	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.
(c)	Amount rounds to less than one thousand.